Exceptional Items - Summary of Exceptional Items (Detail) - USD ($) $ in Millions		12 Months Ended
		Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Administrative expenses:
Administrative expenses		$ (359)	$ (338)	$ (353)
Impairment reversal on financial assets		6
Other net impairment reversals/(charges):
Contract assets (Charge)				(5)
Contract assets (Reversal)		3		3
Other impairment charges		0	0	5
Tax	[1]	269	260	164
Operating exceptional items		0	28	(95)
Operating exceptional items analysed as:
Operating exceptional profit before tax		1,041	1,066	628
Exceptional items [member]
Administrative expenses:
Costs of ceasing operations in Russia		0		(12)
Commercial litigation and disputes		(12)		(28)
Administrative expenses		(12)		(40)
Share of profits/(losses) of associate		0	18	(60)
Other operating income		0	10
Impairment reversal on financial assets		6
Other net impairment reversals/(charges):
Property plant and equipment (Charge)		0		(10)
Property, plant and equipment (Reversal)		3		3
Contract assets (Charge)		0		(5)
Contract assets (Reversal)		3		3
Other impairment charges		6		5
Tax on exceptional items		0	(7)	26
Tax		0	(7)	26
Operating exceptional items analysed as:
Operating exceptional profit before tax		0	28	(95)
Exceptional items [member] | Right-of-use assets [member]
Other net impairment reversals/(charges):
Impairment (Charge)		0		(2)
Impairment (Reversal)		0		2
Exceptional items [member] | Management agreements [member]
Other net impairment reversals/(charges):
Management agreements (Reversal)		0		12
Exceptional items [member] | Associates [member]
Other net impairment reversals/(charges):
Impairment (Reversal)		0		2
Operating exceptional items analysed as:
Operating exceptional profit before tax				42
Exceptional items [member] | Americas [member]
Operating exceptional items analysed as:
Operating exceptional profit before tax		4	27	(46)
Exceptional items [member] | EMEAA [member]
Operating exceptional items analysed as:
Operating exceptional profit before tax		$ (4)	$ 1	$ (49)

[1]	‘Other jurisdictions’ includes $169m (2023: $172m, 2022: $134m) in respect of US taxes.